Share-based compensation - Summary of outstanding and vested incentive subscription rights (Detail)	12 Months Ended
	Dec. 31, 2020 shares kr / shares	Dec. 31, 2019 shares kr / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	56,344,093	52,875,043
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 3.82	kr 4.01
Weighted average remaining contractual life of outstanding share options	1 year 7 months 27 days	3 years 1 month 24 days
Weighted average remaining time to vest of outstanding share options	1 year 2 months 26 days	1 year 1 month 17 days
Number Of Outstanding Vested Share Options	5,024,700	13,783,275
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement	3.03	6.13
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	2 years 7 months 2 days	2 years 1 month 2 days
Exercise Price Range One [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	4,938,543	4,938,543
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 0.15	kr 0.15
Weighted average remaining contractual life of outstanding share options	3 years 4 months 9 days	4 years 4 months 9 days
Weighted average remaining time to vest of outstanding share options	6 months 14 days	1 year 6 months 14 days
Exercise Price Range Two [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	868,100	1,253,700
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 0.71	kr 0.71
Weighted average remaining contractual life of outstanding share options	3 years 4 months 9 days	4 years 4 months 9 days
Weighted average remaining time to vest of outstanding share options	1 year 4 months 2 days	2 years 3 months 14 days
Number Of Outstanding Vested Share Options	217,025
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement	0.71
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	3 years 4 months 6 days
Exercise Price Range Three [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	5,542,500	12,138,200
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 1.11	kr 1.65
Weighted average remaining contractual life of outstanding share options	3 years 4 months 9 days	4 years 4 months 9 days
Weighted average remaining time to vest of outstanding share options	1 year 9 months 14 days	2 years 14 days
Exercise Price Range Four [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	42,245,000	896,500
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 1.70	kr 3.82
Weighted average remaining contractual life of outstanding share options	4 years 1 month 6 days	3 years 8 months 15 days
Weighted average remaining time to vest of outstanding share options	1 year 4 months 6 days	1 year 7 months 17 days
Number Of Outstanding Vested Share Options	2,843,925
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement	1.65
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	3 years 4 months 6 days
Exercise Price Range Five [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	20,800	11,022,200
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 3.70	kr 4.28
Weighted average remaining contractual life of outstanding share options	3 years 4 months 9 days	3 years 1 month 20 days
Weighted average remaining time to vest of outstanding share options	10 months 13 days	10 months 27 days
Number Of Outstanding Vested Share Options	52,000	2,987,300
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement	3.70	4.28
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	3 years 7 days	2 years 11 months 15 days
Exercise Price Range Six [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,339,450	5,160,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 4.28	kr 4.67
Weighted average remaining contractual life of outstanding share options	1 year 14 days	2 years 4 months 13 days
Weighted average remaining time to vest of outstanding share options	1 month 20 days	9 months 10 days
Number Of Outstanding Vested Share Options	871,750	1,290,000
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement	4.28	4.67
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	1 year 3 days	2 years 4 months 9 days
Exercise Price Range Seven [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	660,000	6,265,900
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 5.09	kr 5.09
Weighted average remaining contractual life of outstanding share options	2 years 1 month 13 days	3 years 1 month 27 days
Weighted average remaining time to vest of outstanding share options	18 days	11 months 4 days
Number Of Outstanding Vested Share Options	620,000	2,338,475
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement	5.09	5.09
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	2 years 1 month 9 days	3 years 10 days
Exercise Price Range Eight [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	467,500	3,975,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 7.76	kr 6.59
Weighted average remaining contractual life of outstanding share options	10 months 9 days	1 year 3 months 29 days
Weighted average remaining time to vest of outstanding share options	1 month 13 days	3 months 10 days
Number Of Outstanding Vested Share Options	363,750	2,406,250
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement	7.76	6.59
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	10 months 13 days	1 year 3 months 18 days
Exercise Price Range Nine [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	75,000	5,075,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 8.42	kr 7.77
Weighted average remaining contractual life of outstanding share options	1 year 4 months 13 days	1 year 10 months 2 days
Weighted average remaining time to vest of outstanding share options	25 days	4 months 6 days
Number Of Outstanding Vested Share Options	56,250	3,135,000
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement	8.42	7.78
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	1 year 4 months 9 days	1 year 8 months 23 days
Exercise Price Range Ten [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement		1,970,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares		kr 8.24
Weighted average remaining contractual life of outstanding share options		1 year 1 month 9 days
Weighted average remaining time to vest of outstanding share options		1 month 27 days
Number Of Outstanding Vested Share Options		1,446,250
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement		8.21
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options		10 months 9 days
Exercise Price Range Eleven [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement		105,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares		kr 9.23
Weighted average remaining contractual life of outstanding share options		3 months 7 days
Number Of Outstanding Vested Share Options		105,000
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement		9.23
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options		3 months 7 days
Exercise Price Range Twelve [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement		75,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares		kr 9.85
Weighted average remaining contractual life of outstanding share options		4 months 13 days
Number Of Outstanding Vested Share Options		75,000
Weighted Average Exercise Price Of Vested Share Options Outstanding In Sharebased Payment Arrangement		9.85
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options		4 months 9 days